Acquisition of Businesses Acquisition - Schedule of Intangible Assets Recorded as Part of Acquisition (Details) - USD ($) $ in Thousands			12 Months Ended
	Jul. 10, 2015	Aug. 26, 2014	Dec. 31, 2015
Clean Earth Holdings | Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets, estimated useful life			10 years
Manitoba Harvest
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets	$ 63,687
Manitoba Harvest | Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets	$ 13,005
Intangible assets, estimated useful life	15 years
Manitoba Harvest | Trade name
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets	$ 9,616
Manitoba Harvest | Technology-Based Intangible Assets
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets	$ 41,066
Intangible assets, estimated useful life	10 years
Sterno Candle Lamp
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets			$ 90,950
Sterno Candle Lamp | Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets			30,810
Sterno Candle Lamp | Trade name
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets			$ 60,140
Intangible assets, estimated useful life		10 years